Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB GLOBAL BOND FUND, INC.
Entity Central Index Key	0000883676
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000028113
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class A
Trading Symbol	ANAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAGX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAGX-S
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAGX-S for the most recent performance information.

AssetsNet	$ 5,802,578,119
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 13,220,499
InvestmentCompanyPortfolioTurnover	143.00%
C000057412
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Advisor Class
Trading Symbol	ANAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAYX-S
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAYX-S for the most recent performance information.

AssetsNet	$ 5,802,578,119
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 13,220,499
InvestmentCompanyPortfolioTurnover	143.00%
C000028115
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class C
Trading Symbol	ANACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANACX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANACX-S
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANACX-S for the most recent performance information.

AssetsNet	$ 5,802,578,119
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 13,220,499
InvestmentCompanyPortfolioTurnover	143.00%
C000057411
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class I
Trading Symbol	ANAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAIX-S
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAIX-S for the most recent performance information.

AssetsNet	$ 5,802,578,119
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 13,220,499
InvestmentCompanyPortfolioTurnover	143.00%
C000135460
Shareholder Report [Line Items]
Fund Name	AB Global Bond Fund
Class Name	Class Z
Trading Symbol	ANAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANAZX-S
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAZX-S for the most recent performance information.

AssetsNet	$ 5,802,578,119
Holdings Count | Holding	1,719
Advisory Fees Paid, Amount	$ 13,220,499
InvestmentCompanyPortfolioTurnover	143.00%